Supplemental Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Financial Information
Supplemental Financial Information

Note 2

Supplemental Financial Information

Inventories

(in millions)	March 31, 2013	December 31, 2012
Finished goods	$613	$547
Work-in-process	262	286
Raw materials	162	258
Inventories, net	$1,037	$1,091

Property and Equipment, Net

(in millions)	March 31, 2013	December 31, 2012
Property and equipment, gross	6,545	6,542
Less accumulated depreciation	(4,345)	(4,295)
Property and equipment, net	$2,200	$2,247

Depreciation expense for the three months ended March 31, 2013 and 2012 was $92 million and $140 million, respectively.

Interest Expense (Income), Net

	Three months ended March 31,
(in millions)	2013	2012
Interest expense	$72	$—
Interest income	(6)	(1)
Interest expense (income), net	$66	$(1)

Note 3  Supplemental Financial Information

Interest Expense, net

years ended December 31 (in millions)	2012	2011	2010

Interest and dividend income	$(20)	$(20)	$(28)
Interest expense	104	—	—

Interest expense, net	$84	$(20)	$(28)

Other (Income) Expense

Other (income) expense, net, for 2012 included income of $21 million from the resolution of a contractual agreement and a loss of $52 million for the impairment of an equity security. Other (income) expense, net, included losses of $29 million in 2012 and $56 million in 2011 of fair value adjustments and accretion in the contingent consideration related to the acquisition of Solvay SA's U.S. pharmaceuticals business (Solvay). Other (income) expense, net, for 2012, 2011 and 2010 also included ongoing contractual payments from Takeda associated with the conclusion of the TAP Pharmaceutical Products Inc. joint venture in 2008.

Accounts Payable and Accrued Liabilities

as of December 31 (in millions)	2012	2011

Sales rebates	$1,616	$1,537
Accounts payable	556	417
Salaries, wages and commissions	523	435
Royalty license arrangements	398	417
Government investigation	—	1,509
Acquired IPR&D	—	400
Other	1,718	1,166

Accounts payable and accrued liabilities	$4,811	$5,881

Long-Term Liabilities

as of December 31 (in millions)	2012	2011

Deferred income taxes	$360	$646
Pension and other post-employment benefits	979	397
Other	900	617

Long-term liabilities	$2,239	$1,660

Accumulated Other Comprehensive Income (Loss)

The net-of-tax components of AOCI, a component of parent company equity, were as follows.

as of December 31 (in millions) (brackets denote loss)	2012	2011

Cumulative foreign currency translation gain adjustments	$181	$8
Pension and other post-employment benefits	(511)	(65)
Cumulative unrealized gains on marketable equity securities	1	26
Cumulative losses/gains on derivative instruments designated as cash flow hedges	(21)	6

Accumulated other comprehensive loss	$(350)	$(25)